Revenue - Schedule of Revenue Disaggregated by Product Categories (Details)	6 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 SGD ($)
Sales of products – at a point in time
Total revenue	$ 22,099,549	$ 17,223,559	$ 20,483,795
Safety equipment [Member]
Sales of products – at a point in time
Total revenue	17,857,745	13,917,656	12,290,277
Auxiliary products [Member]
Sales of products – at a point in time
Total revenue	$ 4,241,804	$ 3,305,903	$ 8,193,518